Organization - Schedule of Cash Flows of VIEs (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Net cash provided by operating activities	¥ 2,471,711,935	$ 378,806,428	¥ 5,503,389,324	¥ 3,332,318,827
Net cash used in investing activities	(3,269,875,696)	(501,130,375)	(929,558,817)	(2,790,734,349)
Net cash used in financing activities	(1,591,271,602)	(243,873,043)	(3,372,335,137)	(6,727,839,034)
Variable Interest Entity [Member]
Variable Interest Entity [Line Items]
Net cash provided by operating activities	2,250,346,449	344,880,682	4,362,960,828	3,375,764,483
Net cash used in investing activities	(2,252,529,599)	(345,215,264)	(842,120,427)	(1,789,268,184)
Net cash used in financing activities	¥ (1,429,389,722)	$ (219,063,559)	¥ (2,855,955,341)	¥ (4,568,154,072)